Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2023	Aug. 16, 2022	Jan. 14, 2022	Aug. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)					15,901,113
Price per unit (in Dollars per share)					$ 10.38
Gross proceeds							$ 50,000,000
Transaction costs					$ 10,799,030
Underwriting commissions					3,450,000		3,450,000
Deferred underwriting commissions					6,900,000
Offering costs					449,030		449,030
Offering expenses					$ 1,035,000		1,035,000
Excise tax	1.00%	1.00%		1.00%	80.00%
Price Per share (in Dollars per share)			$ 10
Interest to pay					$ 50,000		50,000
Trust account price (in Dollars per share)					$ 10.2
Net tangible assets					$ 5,000,001		$ 5,000,001
Price Per share (in Dollars per share)					$ 10.2		$ 10.2
Per share due to reductions (in Dollars per share)					$ 10.2		$ 10.2
Securities held in the trust account					$ 261,427		$ 178,487,410
Public Shares Outstanding (in Shares)					1,348,887
Federal excise tax							21.00%	21.00%
Operating bank account					$ 178,791		$ 451,473
Interest income					1,892,422
Effective date							Jan. 11, 2022
Public offering units			$ 2,250,000			$ 5,084,187	$ 5,084,187
Deferred underwriting commissions						$ 6,900,000	$ 6,900,000
Business combination description							The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.On January 14, 2022, an amount of $175,950,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) and would be invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its franchise and income tax obligations (less up to $50,000 of interest to pay dissolution expenses), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest to occur of: (a) the completion of the initial Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 15 months from the closing of the IPO (or up to 18 months from the closing of the IPO if the Company extends the period of time to consummate a Business Combination) (the “Combination Period”), subject to applicable law. In the event that the Corporation has not consummated an initial Business Combination within 15 months from the date of the closing of the IPO, the Board of Directors, may, if requested by the Sponsor, extend the period of time to consummate a Business Combination by an additional three months (for a total of up to 18 months to complete a Business Combination), provided that (i) the Sponsor (or its affiliates or permitted designees), upon five days of advance notice prior to the applicable Deadline Date, will deposit into the Trust Account $1,500,000 (or up to $1,725,000 if the underwriters’ over-allotment option is exercised in full) ($0.10 per unit in either case), on or prior to the applicable Deadline Date, for the available three month extension in exchange for a non-interest bearing, unsecured promissory note and (ii) the procedures relating to any such extension, as set forth in the Trust Agreement, shall have been complied with. The gross proceeds from the issuance of such promissory note(s) shall be held in the Trust Account. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, which would have higher priority than the claims of the Company’s public stockholders.
Working capital							$ 278,662
Trust Account interest income							$ 2,537,410
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)			17,250,000
Gross proceeds					$ 8,037,500
Proceeds from the sale Units			$ 175,950,000
Price Per share (in Dollars per share)			$ 10.2		$ 10		$ 10
Interest to pay			$ 50,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)			2,250,000
Purchase price (in Dollars per share)			$ 10
Initial public offering units (in Shares)			17,250,000
Public Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)					$ 10
Gross proceeds					$ 172,500,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds			$ 172,500,000				$ 8,037,500
Sale of aggregate (in Shares)					8,037,500		8,037,500
Purchase price (in Dollars per share)					$ 1		$ 1
Price Per share (in Dollars per share)			$ 10
Deferred underwriting commissions					$ 6,900,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price Per share (in Dollars per share)							$ 10.2
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase per share (in Dollars per share)			$ 11.5		$ 11.5
IR Act [Member]
Description of Organization and Business Operations (Details) [Line Items]
Federal excise tax				1.00%
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Outstanding voting securities					50.00%
Securities held in the trust account					$ 165,137,380
Transaction costs amount [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs							$ 10,799,030